7. OPERATING LEASE (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Leases [Abstract]
Base Rent	$ 3,077
Annual Rent Escalator Clause Percentage	3.00%
Monthly Rent	3,464
Rent Expense	$ 10,477	$ 13,145